Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (69)	£ (78)	£ (131)
(Loss)/gain from change in financial assumptions	1,340	2,022	(1,149)
Experience gains	(110)	13	87
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	7	0	6
(Loss)/gain from change in financial assumptions	(93)	(80)	100
Experience gains	4	3	39
Total	£ (82)	£ (77)	£ 145